Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 874,709,420.20
Total Fee Amount	120,797.37
Total Offset Amount	0.00
Net Fee	$ 120,797.37
Offering Table N/A
Offset Table N/A	N/A